As filed with the Securities and Exchange Commission on December 11, 2018
Registration No. 333-168040
811-22436

SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
Pre-Effective Amendment No.        (  )
Post-Effective Amendment No. 34 (x)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)
Amendment No. 37 (x) (Check appropriate box or boxes.) ___________________________________

ENTREPRENEURSHARES SERIES TRUST (Exact Name of Registrant as Specified in Charter)

175 Federal Street, Suite 875
Boston, Massachusetts	02210
(Address of Principal Executive Offices)	(Zip Code)

(800) 287-9469 (Registrant's Telephone Number, including Area Code)

Dr. Joel M. Shulman	Copy to:
Capital Impact Advisors, LLC	Peter D. Fetzer
Weston Capital Advisors, LLC	Foley & Lardner LLP
175 Federal Street, Suite 875	777 East Wisconsin Avenue
Boston, Massachusetts 02110	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

☐ immediately upon filing pursuant to paragraph (b)
☒ on December 19, 2018 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay, until December 19, 2018, the effectiveness of the Registrant's Post-Effective Amendment No. 31 to its Registration Statement, as filed with the Securities and Exchange Commission on September 28, 2018, SEC Accession No. 0000898531-18-000551.  Post-Effective Amendment No. 31 to the Registration Statement of EntrepreneurShares Series Trust (the "Trust") relates to the creation of a new series of the Trust to be known as the the ERShares Non-US Small Cap ETF (formerly known as the Entrepreneur Non US Small Cap Fund).  Parts A, B and C of the Registrant's Post-Effective Amendment No. 31, filed on September 28, 2018, SEC Accession No. 0000898531-18-000551, are incorporated herein by reference.
The prospectus and statement of additional information for the existing series of the Trust are not changed, modified or amended by the filing of this Post-Effective Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and State of Massachusetts on the 11th day of December, 2018.
ENTREPRENEURSHARES SERIES TRUST
(Registrant)

By: /s/Joel Shulman
      Joel Shulman, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Joel Shulman Joel Shulman	President (Principal Executive Officer) and Trustee	December 11, 2018
/s/ Alissa Shulman Alissa Shulman	Vice President and Treasurer (Principal Financial and Accounting Officer)	December 11, 2018
/s/ George Berbeco George Berbeco	Trustee	December 11, 2018
/s/ Charles Aggouras Charles Aggouras	Trustee	December 11, 2018